CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2019	¥ 68		¥ (3,159)	¥ (289,396)	¥ (292,487)
Beginning Balance (Shares) at Dec. 31, 2019 | shares	99,044,776
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss				(211,900)	(211,900)
Accretions of convertible redeemable preferred shares to redemption value				(62,733)	(62,733)
Foreign currency translation adjustment			(20,753)		(20,753)
Ending Balance at Dec. 31, 2020	¥ 68		(23,912)	(564,029)	(587,873)
Ending Balance (Shares) at Dec. 31, 2020 | shares	99,044,776
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss				(451,754)	(451,754)
Accretions of convertible redeemable preferred shares to redemption value				(1,989)	(1,989)
Foreign currency translation adjustment			(34,024)		(34,024)
Share-based compensation		¥ 60,384			60,384
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	¥ 113	1,409,412			1,409,525
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO") (Shares) | shares	173,771,220
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	¥ 41	1,431,316			1,431,357
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost (Shares) | shares	63,250,000
Exercise of options and registration restricted share units	¥ 1	1,744			¥ 1,745
Exercise of options and registration restricted share units (Shares) | shares	1,903,930				530,110	530,110
Ending Balance at Dec. 31, 2021	¥ 223	2,902,856	(57,936)	(1,017,772)	¥ 1,827,371
Ending Balance (Shares) at Dec. 31, 2021 | shares	337,969,926
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss				(607,509)	(607,509)	$ (88,080)
Foreign currency translation adjustment			131,464		131,464	$ 19,060
Share-based compensation		24,102			24,102
Exercise of options and registration restricted share units		337			¥ 337
Exercise of options and registration restricted share units (Shares) | shares	528,893				164,815	164,815
Ending Balance at Dec. 31, 2022	¥ 223	¥ 2,927,295	¥ 73,528	¥ (1,625,281)	¥ 1,375,765	$ 199,467
Ending Balance (Shares) at Dec. 31, 2022 | shares	338,498,819